Submission	Jun. 03, 2026
Submission [Line Items]
Central Index Key	0000030371
Registrant Name	Duke Energy Carolinas, LLC
Registration File Number	333-290475-05
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES